Oct. 28, 2015

BlackRock Basic Value Fund, Inc.
(the "Fund")

     Supplement dated November 20, 2015
to the Summary Prospectus, Prospectus and Statement of Additional Information, each dated October 28, 2015

Effective December 1, 2015, the following changes are made to the Fund's Summary Prospectus and Prospectus, as applicable:

Footnote 1 to the Fund's fee table relating to "Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)" for Investor A Shares in the section of the Summary Prospectus entitled "Key Facts about BlackRock Basic Value Fund, Inc. — Fees and Expenses of the Fund" and the section of the Prospectus entitled "Fund Overview — Key Facts about BlackRock Basic Value Fund, Inc. — Fees and Expenses of the Fund" are deleted in their entirety and replaced with the following:

[1]	A contingent deferred sales charge ("CDSC") of 1.00% (0.75% with respect to Investor A Shares held prior to December 1, 2015) is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.